CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 0	$ 7,914
Secured promissory note, debt discount	72,038
Notes payable, net of debt discount	$ 0	$ 162,659
Preferred stock, par value (in dollar pers share)	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	350,000,000	350,000,000
Common stock, issued	50,463,732	16,797,744
Common stock, outstanding	50,463,732	16,797,744